Taxes - Income tax recorded in other comprehensive income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about income tax [Line Items]
Pre-tax	$ 2,233,149	$ 2,229,484	$ 2,344,671
Deferred tax	(627,958)	(701,050)	(798,146)
After tax	1,605,191	1,528,434	1,546,525
Other comprehensive income
Disclosure of detailed information about income tax [Line Items]
Pre-tax	0	925	6,649
Deferred tax	28,877	(34,283)	762
After tax	28,877	(33,358)	7,411
Cash flow hedging for future crude oil exports [member]
Disclosure of detailed information about income tax [Line Items]
Pre-tax	(356,339)	797,658	167,458
Deferred tax	118,008	(264,284)	(82,622)
After tax	(238,331)	533,374	84,836
Hedge of a net investment in a foreign operation (Note 29.1.3)
Disclosure of detailed information about income tax [Line Items]
Pre-tax	87,524	1,382,278	(86,563)
Deferred tax	(26,257)	(410,324)	28,566
After tax	61,267	971,954	(57,997)
Hedge with derivative instruments
Disclosure of detailed information about income tax [Line Items]
Pre-tax	(69,220)	77,872	(53,385)
Deferred tax	22,769	(25,698)	17,617
After tax	(46,451)	52,174	(35,768)
Actuarial valuation gains (losses) [member]
Disclosure of detailed information about income tax [Line Items]
Pre-tax	2,571,184	(29,249)	2,310,512
Deferred tax	(771,355)	33,539	(762,469)
After tax	$ 1,799,829	$ 4,290	$ 1,548,043